Document And Entity Information	9 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Amendment Description	Updating financial and other information.
Entity Registrant Name	Next Fuel, Inc.
Entity Central Index Key	0001422949
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,547,500
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

Condensed Balance Sheets (USD $)	Jun. 30, 2011	Sep. 30, 2010
Current Assets
Cash	$ 2,560,269	$ 0
Inventory	11,005	0
Prepaid Expenses	6,437	0
Total Current Assets	2,577,711	0
Equipment and Intangibles, net	4,548	2,373
Total Assets	2,582,259	2,373
Current Liabilities
Accounts payable and accrued expenses	73,537	10,790
Loan Payable	0	285,750
Loan Payable - related party	11,856	0
Total Liabilities	85,393	296,540
Commitments and Contingencies	0	0
Stockholders' Equity/(Deficiency)
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized, 12,050,000 and 7,037,500, issued and outstanding, respectively	1,205	703
Additional paid-in capital	21,623,179	261,571
Less: Treasury stock; 2,500,000 and 2,500,000, respectively	(93,000)	(93,000)
Deficit accumulated during the development stage	(19,034,518)	(463,441)
Total Stockholders' Deficiency	2,496,866	(294,167)
Total Liabilities and Stockholders' Deficiency	$ 2,582,259	$ 2,373

Condensed Balance Sheets (Parantheticals) (USD $)	Jun. 30, 2011	Sep. 30, 2010
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Outstanding	0	0
Common stock issued for services to founder, Per Shares	$ 0.0001	$ 0.0001
Common stock, Shares authorized	100,000,000	100,000,000
Common stock, Shares issued	12,050,000	7,037,500
Common stock, Shares Outstanding	12,050,000	7,037,500
Treasury stock	2,500,000	2,500,000

Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		47 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Sales	$ 11,490	$ 0	$ 11,490	$ 0	$ 11,490
Cost of Goods Sold	(11,005)	0	(11,005)	0	(11,005)
Gross Profit	485	0	485	0	485
Operating Expenses
Professional fees	117,336	11,354	505,269	23,333	874,533
Research and development costs	0	0	17,649,999	0	17,649,999
Contribution Expense	100,000	0	100,000	0	100,000
General and administrative	244,214	2,721	252,217	8,269	304,763
Total Operating Expenses	461,550	14,075	18,507,485	31,602	18,929,295
Loss from Operations	(461,065)	(14,075)	(18,507,000)	(31,602)	(18,928,810)
Other Expenses
Interest Income	497	0	497	0	497
Interest Expense	(1,750)	(6,340)	(64,574)	(19,164)	(106,205)
Total Other Income/(Expense)	(1,253)	(6,340)	(64,077)	(19,164)	(105,708)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(462,318)	(20,415)	(18,571,077)	(50,766)	(19,034,518)
Provision for Income Taxes	0	0	0	0	0
NET LOSS	$ (462,318)	$ (20,415)	$ (18,571,077)		$ (19,034,518)
Net Loss Per Share - Basic and Diluted	$ (0.04)	$ 0	$ (2.17)	$ (0.01)
Weighted average number of shares outstanding
during the year - Basic and Diluted	11,337,610	6,927,500	8,546,287	6,845,467

Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Subscription Receivable	Total
Balance at Aug. 13, 2007	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (shares) at Aug. 13, 2007	0	0	0	0	0	0	0
Common stock issued for services to founder ( $0.0001)	0	500	0	0	0	0	500
Common stock issued for services to founder ( $0.0001) , Shares	0	5,000,000	0	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	0	124	123,876	0	0	(85,000)	39,000
Common stock issued for cash ( $0.10/ per share) , Shares	0	1,240,000	0	0	0	0	0
In kind contribution of cash	0	0	100	0	0	0	100
In-kind contribution of services	0	0	700	0	0	0	700
NET LOSS	0	0	0	0	(12,300)	0	(12,300)
Balance at Sep. 30, 2007	0	624	124,676	0	(12,300)	(85,000)	28,000
Balance, (Shares) at Sep. 30, 2007	0	6,240,000	0	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	0	20	19,730	0	0	0	19,750
Common stock issued for cash ( $0.10/ per share) , Shares	0	197,500	0	0	0	0	0
Purchase of treasury stock	0	0	0	(40,000)	0	0	(40,000)
Cash received for subscription receivable	0	0	0	0	0	85,000	85,000
In-kind contribution of services	0	0	5,200	0	0	0	5,200
NET LOSS	0	0	0	0	(204,665)	0	(204,665)
Balance at Sep. 30, 2008	0	644	149,606	(40,000)	(216,965)	0	(106,715)
Balance, (Shares) at Sep. 30, 2008	0	6,437,500	0	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	0	27	27,473	0	0	0	27,500
Common stock issued for cash ( $0.10/ per share) , Shares	0	275,000	0	0	0	0	0
Purchase of treasury stock	0	0	0	(53,000)	0	0	(53,000)
In-kind contribution of interest	0	0	16,118	0	0	0	16,118
In-kind contribution of services	0	0	5,200	0	0	0	5,200
NET LOSS	0	0	0	0	(181,654)	0	(181,654)
Balance at Sep. 30, 2009	0	671	198,397	(93,000)	(398,619)	0	(292,551)
Balance, (Shares) at Sep. 30, 2009	0	6,712,500	0	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	32	0	32,468	0	0	0	32,500
Common stock issued for cash ( $0.10/ per share) , Shares	0	0	0	0	0	0	0
In-kind contribution of interest	0	0	25,506	0	0	0	25,506
In-kind contribution of services	0	0	5,200	0	0	0	5,200
NET LOSS	0	0	0	0	(64,822)	0	(64,822)
Balance at Sep. 30, 2010	703	0	261,571	(93,000)	(463,441)	0	(294,167)
Balance, (Shares) at Sep. 30, 2010	7,037,500	0	0	0	0	0	0
Common stock issued for cash ( $0.10/ per share)	0	5	4,995	0	0	0	5,000
Common stock issued for cash ( $0.10/ per share) , Shares	0	50,000	0	0	0	0	0
Common stock issued for cash ( $2/ per share) less stock offering costs	0	5	95,957	0	0	0	95,962
Common stock issued for cash ( $2/ per share) less stock offering costs (Shares)	0	50,000	0	0	0	0	0
Common stock issued for cash ( $3/ per share)	0	40	1,199,960	0	0	0	1,200,000
Common stock issued for cash ( $3/ per share) (shares)	0	400,000	0	0	0	0	0
Common stock issued for cash ( $2/ per share)	0	100	1,999,875	0	0	0	1,999,975
Common stock issued for cash ( $2/ per share) (shares)	0	1,000,000	0	0	0	0	0
Conversion of $50,000 convertible note to 500,000 shares of stock	0	50	49,950	0	0	0	50,000
Conversion of $50,000 convertible note to 500,000 shares of stock (Shares)	0	500,000	0	0	0	0	0
Benefical conversion of convertible note payable	0	0	50,000	0	0	0	50,000
Issuance of 3,010,000 shares in exchange for intellectual property	0	301	13,394,199	0	0	0	13,394,500
Issuance of 3,010,000 shares in exchange for intellectual property (Shares)	0	3,010,000	0	0	0	0	0
Issuance of 1,000,000 warrants in exchange for intellectual property	0	0	4,250,499	0	0	0	4,250,499
Common stock issued for services ( $5.50/ per share)	0	1	13,749	0	0	0	13,750
Common stock issued for services ( $5.50/ per share) (shares)	0	2,500	0	0	0	0	0
Value of service provided for the acquisition of intellectual property	0	0	287,000	0	0	0	287,000
In-kind contribution of interest	0	0	12,824	0	0	0	12,824
In-kind contribution of services	0	0	2,600	0	0	0	(289,600)
NET LOSS	0	0	0	0	(18,571,077)	0	(18,571,077)
Balance at Jun. 30, 2011	$ 0	$ 1,205	$ 21,623,179	$ (93,000)	$ (19,034,518)	$ 0	$ 2,496,866
Balance, (Shares) at Jun. 30, 2011	0	12,050,000	0	0	0	0	0

Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (Parenthenticals) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2007	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Statement of Stockholders' Equity [Abstract]
Common stock issued for cash, per share $3		$ 3
Common tsock issued for cash, per share $2		$ 2
Common stock issued for services		$ 5.5
Common stock issued for cash, Per Share	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Common stock issued for services to founder, Per Shares	(0.1)
Conversion Of Convertible Note To Shares Of Stock		$ 50,000
Common stock shares issued for conversion of convertible note		500,000
Common stock shares issued in exchange for intellectual property		3,010,000
Common stock issued for cash less stock offering cost, per share		2
Warrants issued in exchnage for intellectual property		1,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		0
Stock Issued During Period, Shares, Purchase of Assets		0

Condensed Statements of Cash Flows (USD $)	9 Months Ended		47 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows Used In Operating Activities:
Net Loss	$ (18,571,077)		$ (19,034,518)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	13,750	0	14,250
Common stock issued for intellectual property	17,644,999	0	17,644,999
Beneficial conversion feature in stock conversion	50,000	0	50,000
In-kind contribution of services	289,600	3,900	305,900
In-kind contribution of interest	12,824		54,448
Depreciation and amortization expense	786	735	3,321
Changes in operating assets and liabilities:
Increase in inventory	(11,005)	0	(11,005)
Increase in prepaid	(6,437)	0	(6,437)
Increase in accounts payable and accrued expenses	62,747	4,388	73,537
Net Cash Used In Operating Activities	(513,813)	(22,579)	(905,505)
Cash Flows From Investing Activities:
Purchase of Fixed Assets	(2,961)	0	(7,869)
Net Cash Used In Investing Activities	(2,961)	0	(7,869)
Cash Flows From Financing Activities:
Proceeds from loan payable	0	0	325,750
Proceeds from loan payable - related party	11,856	0	11,856
Proceeds from convertible note payabe	50,000	0	50,000
Repayments of loan payable	(285,750)	0	(325,750)
Purchase of treasury stock	0	0	(93,000)
Proceeds from issuance of common stock	3,300,937	22,500	3,504,787
Net Cash Provided by Financing Activities	3,077,043	22,500	3,473,643
Net Increase in Cash	2,560,269	(79)	2,560,269
Cash at Beginning of Year/Period	0	79	0
Cash at End of Year/Period	2,560,269	0	2,560,269
Supplemental disclosure of cash flow information:
Cash paid for interest	1,750	0	1,750
Cash paid for taxes	$ 0	$ 0	$ 127

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION	9 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements Disclosure and Significant Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

(A) Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in The United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information.  Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation.  The results for the interim period are not necessarily indicative of the results to be expected for the year.

Clinical Trials of the Americas, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Nevada on August 14, 2007.  Clinical Trials of the Americas, Inc. is a service-based firm that will provide clinical trial investigator services to pharmaceutical companies throughout the Americas.

On May 29, 2009, in connection with the letter of intent with Next Fuel, Inc., the Company filed a Certificate of Amendment to the Articles of Incorporation changing the Company’s name to Next Fuel, Inc. (see Note 10).

Activities during the development stage include initiating pilot test work, finalizing the business plan and raising capital.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.  At June 30, 2011 and September 30, 2010, respectively, the Company had no cash equivalents.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification Topic 260, “Earnings Per Share”.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share.  For the three and nine months ended June 30, 2011 and 2010 respectively, 1,000,000, 1,000,000, 0 and 0,  shares were issuable upon the exercise of  warrants and were not included in the computation of income per share because their inclusion is anti-dilutive.

(E) Property and Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for computer equipment.

(F) Website Development Costs

In accordance with ASC No. 350, Intangibles, Goodwill and Other , the Company requires that intangible assets with a finite life be amortized over their life and requires that goodwill and intangible assets be reviewed for impairment annually or more frequently if impairment indicators arise.

(G) Stock-Based Compensation

In December 2004, the FASB issued ASC No. 718, Compensation – Stock Compensation (“ASC 718”).  Under ASC 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to persons other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  ASC No. 505, Equity Based Payments to Non-Employees (“ASC 505”)  defines the measurement date and recognition period for such instruments.

In general, the measurement date is (a) when a performance commitment, as defined, is reached or (b) when the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC 505.
(H) Inventory

Inventory is valued at the lower cost or market cost determined using the first in first out (FIFO) method. Provision for potentially obsolete or slow moving inventory is made based on management analysis or inventory levels and future sales forecasts. As of June 30, 2011 the Company's inventory consisted of  $11,005 of finished goods. No impairment was deemed necessary as of June 30, 2011.

(I) Business Segments

The Company operates in one segment and therefore segment information is not presented.

(J) Revenue Recognition

The Company recognizes revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

  (K) Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for prepaid expenses, accounts payable and accrued expenses and loan payable approximate fair value based on the short-term maturity of these instruments.

(L) Research and Development

Under ASC No 350, goodwill and any other intangible assets deemed to have indefinite lives are not subject to amortization; however, goodwill is subject to impairment reviews, which must be performed at least annually or more frequently if events or circumstances indicate that goodwill or other indefinite lives intangibles might be impaired.

(M) Concentration of Credit Risk

At June 30, 2011, 100% of sales are to one customer.

At times the Company has cash in bank accounts in excess of FDIC insurance limits. The Company had approximately  $2,151,315 and  $0 in excess of FDIC insurance limits as of June 30, 2011 and June 30, 2010, respectively.

(N) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”).  Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(0) Recent Accounting Pronouncements

ASU No. 2011-02; A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“TDR”).  In April, 2011, the FASB issued ASU No. 2011-02, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are to be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. Early adoption is permitted. The Company intends to adopt the methodologies prescribed by this ASU by the date required, and is continuing to evaluate the impact of adoption of this ASU.

ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements.  In April, 2011, the FASB issued ASU No. 2011-03. The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.
The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

PROPERTY AND EQUIPMENT	9 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2         PROPERTY AND EQUIPMENT

At June 30, 2011 and September 30, 2010 property and equipment is as follows:

	June 30, 2011	September 30, 2010

Computer Equipment	$6,369	$4,908
Website Costs	1,500	-
Less accumulated depreciation and amortization	(3,321)	(2,535)

	$4,548	$2,373

Depreciation expense for the nine months ended June 30, 2011 and 2010 and the period from August 14, 2007 to June 30, 2011 was  $786,  $735 and  $3,321 respectively.

STOCKHOLDERS' EQUITY/DEFICIENCY	9 Months Ended
Jun. 30, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3         STOCKHOLDERS’ EQUITY/DEFICIENCY

(A)   Common Stock Issued for Cash

On May 12, 2011, the Company issued 400,000 shares of common stock for  $1,200,000 ( $3/share).

On May 20, 2011, the Company issued 950,000 shares of common stock for  $1,899,975 ( $2/share) as a second installment of the subscription agreement.

On April 6, 2011, the Company issued 50,000 shares of common stock for  $100,000 ( $2/share), less  $4,038 in stock offering costs.

On October 14, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On August 10, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for  $7,500 ( $0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for  $5,000 ( $0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for  $10,000 ( $0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for  $27,500 ( $0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for  $19,750 ( $0.10/share).

During October 2007, the Company collected  $85,000 ( $0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for  $39,000 ( $0.10/share).

(B) In-Kind Contribution

For the nine months ended June 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of  $287,000 (See Note 8).

For the nine months ended June 30, 2011, a shareholder of the Company contributed services having a fair value of  $2,600 (See Note 8).

For the year ended September 30, 2010, a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 8).

For the nine months ended June 30, 2011, the Company recorded contributed interest expense having a fair value of  $12,824 (See Note 5).

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of  $25,506 (See Note 5).

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of  $16,118 (See Note 5).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 8).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 8).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of  $700 (See Note 8).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of  $100 (See Note 8).

(C) Stock Issued for Services and Intellectual Property

On April 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of  $13,750 on the grant date (See Note 7).

On March 28, 2011, the Company issued 3,010,000 shares of Company’s common stock, having a fair value of  $13,394,500 on the grant date and 1,000,000 warrants having a fair value of  $4,250,499 (See Note 3(F)) in exchange for intellectual property.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of  $500 ( $0.0001/share) in exchange for services provided (See Note 8).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for  $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for  $40,000.

(E)  Stock Warrants Issued for Intellectual Property

The following tables summarize all warrant grants for the three months ended June 30, 2011 and 2010, and the related changes during these periods are presented below.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at June 30, 2011	1,000,000
Warrants Exercisable at June 30, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

The following table summarizes information about stock warrants for the Company as of June 30, 2011 and 2010:

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.67	$0.20	1,000,000	$0.20

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of  $0.20 per share. The options vest immediately.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	29.1%
Risk free interest rate:	0.25%
Expected dividends:	0%

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-

(F)  Conversion of Note Payable

During the nine months ended June 30, 2011, a related party stockholder converted a  $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a  $50,000 beneficial conversion upon the issuance of the note payable (See Note 6).

LOAN PAYABLE- RELATED PARTY	9 Months Ended
Jun. 30, 2011
Loan Payable, Related Party [Abstract]
Loan Payable, Related Party [Text Block]
NOTE 4        LOAN PAYABLE – RELATED PARTY

During the nine months ended June 30, 2011, the executives loaned the Company  $11,856 to pay Company expenses and were repaid  $11,856 subsequent to June 30, 2011. Pursuant to the terms of the loan, the loans are non-interest bearing, unsecured and due on demand (See Note 11).

LOAN PAYABLE	9 Months Ended
Jun. 30, 2011
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt [Text Block]

NOTE 5        LOAN PAYABLE

Through September 30, 2009, the Company received  $325,750 of advances to fund operations of which  $40,000 was repaid in 2009.  The loans were made pursuant to the Letter of Intent (See Note 10).  The remaining loan balance through June 30, 2011 is  $285,750. Through June 30, 2011, the Company recorded  $54,448 as an in kind contribution of interest.  The advances are unsecured, non interest bearing and due on demand.  As of June 30, 2011,  $285,750 loan balance and  $1,750 of interest was repaid.  As of June 30, 2011 the loan balance is  $0. (See Note 3(B)).

CONVERTIBLE LOAN PAYABLE RELATED PARTY	9 Months Ended
Jun. 30, 2011
Convertible Notes Payable [Abstract]
Convertible Loan Payable Related Party [Text Block]
NOTE 6        CONVERTIBLE LOAN PAYABLE – RELATED PARTY

On February 22, 2011, the Company received  $50,000 of unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of  $0.10 per share.  At March 28 2011 the stockholder converted  $50,000 of convertible debt into 500,000 shares of common stock.  In connection with the issuance of this note, the Company recognized a beneficial conversion of  $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G), 7 and 8).

COMMITMENTS	9 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7        COMMITMENTS

On April 1, 2011, the Company entered into a consulting agreement to receive investor relations services.  The Company is required to pay  $6,500 a month and 20,000 shares of Company's common stock according to the following schedule:

•	October 31, 2011 - 5,000 shares for services rendered April through September
•	April 30, 2012 - 5,000 shares for services rendered October through March
•	October 31, 2012 - 5,000 shares for services rendered April through September
•	April 30, 2013 - 5,000 shares for services rendered October through March

In addition, the Company will pay a finder's fee equal to 7% of the aggregate amount of equity capital raised for the Company and 4% of the aggregate amount of debt capital raised for the Company from principal funding sources. The agreement will remain in effect unless either party desires to cancel the agreement with a 30 day written notice.

On April 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of  $13,750 on the grant date (See Note 3(C)).

On June 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of  $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On May 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of  $50,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of  $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of  $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of  $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of  $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services.  The Company is required to pay  $5,000 a month.  The agreement will remain in effect unless either party desires to cancel the agreement. This agreement has been terminated effective October 1, 2008.

Effective February 1, 2011, the Company re-entered the consulting agreement.  The Company is required to pay  $4,500 a month.  The agreement will remain in effect unless either party desires to cancel the agreement.

RELATED PARTY TRANSACTIONS	9 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8        RELATED PARTY TRANSACTIONS

For the nine months ended June 30, 2011, a shareholder of the Company contributed services having a fair value of  $2,600 (See Note 3(B)).

For the nine months ended June 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company in the acquisition of the intellectual property with a fair value of  $287,000 (See Note 3(B)).

On February 22, 2011, the Company received  $50,000 of unsecured convertible non-interest bearing note payable, due ten days after written demand is made.  All debt can be converted at the rate of  $0.10 per share.  At March 28 2011 the stockholder converted  $50,000 of convertible debt into 500,000 shares of common stock.  In connection with the issuance of this note, the Company recognized a beneficial conversion of  $50,000 that resulted in a discount to the note payable. The discount was being amortized into earnings over the term of the note. The discount was fully amortized as of March 28, 2011 due to the note being converted (See Note 3(G) 6, and 7).

For the year ended September 30, 2010 a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 3(B)).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of  $5,200 (See Note 3(B)).

For the year ended September 30, 2008 the shareholder of the Company contributed services having a fair value of  $5,200 (See Note 3(B)).

For the period from August 14, 2007 (Inception) through  September 30, 2007, the Company received  $100 from a principal stockholder. Proceeds have been recorded as an in-kind contribution (See Note 3(B)).

For the period from August 14, 2007 (Inception) through September 30, 2007 the shareholder of the Company contributed services having a fair value of  $700 (See Note 3(B)).

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of  $500 ( $0.0001/share) in exchange for services provided (See Note 3(C)).

CONTINGENCY	9 Months Ended
Jun. 30, 2011
Contingency [Abstract]
Legal Matters and Contingencies [Text Block]
NOTE 9        CONTINGENCY

On August 24, 2011, the Company and its President, Dr. Song Jin were named defendants in a breach of contract claim filed by Ciris Energy, Inc. arising from a covenant not to complete and confidentiality agreements entered into by Dr. Jin while employed at Ciris Energy.  The complaint also alleges that the Company committed tortuous interference with Ciris' contractual relationship with Dr. Jin by inducing Dr. Jin to breach his employment relationships and employment obligations to Ciris Energy.  The complaint seeks unspecified damages from Dr. Jin and the Company and injunctive relief, including a preliminary injunction and permanent injunction to compelling Dr. Jin to comply with the Non-Competition, Non-Disclosure and Assignments of Inventions Agreement entered into by Dr. Jin during this employment with Ciris in July 2009.  The Company believes that both the Company and Dr. Jin have valid defenses and they intend to vigorously defend again the allegations.  The Company has not accrued any losses as a result of this litigation as of June 30, 2011.

GOING CONCERN	9 Months Ended
Jun. 30, 2011
Going Concern [Abstract]
Going Concern Disclosure [Text Block]
NOTE 10      GOING CONCERN

As reflected in the accompanying unaudited condensed financial statements, the Company is in the development stage with minimal operations and has a net loss since inception of  $19,034,518 and negative cash flows from operations of  $905,505 from inception.  This raises substantial doubt about its ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

BINDING LETTER OF INTENT	9 Months Ended
Jun. 30, 2011
Binding Letter Of Intent [Abstract]
Binding Letter Of Intent Disclosure [Text Block]
NOTE 11      BINDING LETTER OF INTENT

On April 6, 2009 the Company entered into a binding letter of intent with Next Fuel, Inc.  Pursuant to the letter of intent, the Company will issue to Next Fuel approximately 75% of the Company’s outstanding shares for total consideration of  $300,000. The agreement was terminated on February 22, 2011 without consummating the acquisition (See Note 5).

SUBSEQUENT EVENTS	9 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]	NOTE 12 SUBSEQUENT EVENT During August 2011, the Company repaid $11,856 in loans made by the Company's executives (See Note 4).